Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, authorized	44,000,000	44,000,000
Ordinary shares, issued	18,286,923	18,286,923
Ordinary shares, outstanding	18,286,923	18,286,923
Class B Ordinary Shares
Ordinary shares, authorized	6,000,000	6,000,000
Ordinary shares, issued	5,763,077	5,763,077
Ordinary shares, outstanding	5,763,077	5,763,077